Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheets
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0
Common stock par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	21,828,191	21,633,191	17,008,191
Common stock shares outstanding	21,828,191	21,633,191	17,008,191